Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
The Jensen Quality Growth Fund Inc Series | J Shares Class
Prospectus [Line Items]
Annual Return [Percent]	[1]	10.04%	16.66%	(16.52%)	30.06%	18.35%	29.02%	2.19%	23.21%	12.01%	1.55%

[1]	The returns shown in the bar chart are for Class J shares. The performance of Class I, Class R and Class Y shares will differ due to differences in expenses.